Shareholders' Equity - Additional Information (Details) $ / shares in Units, $ in Millions				12 Months Ended
		May 10, 2021 USD ($) shares	Jan. 25, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 04, 2021 $ / shares shares	Feb. 03, 2021 $ / shares	Dec. 31, 2020 shares
Disclosure of non-adjusting events after reporting period [line items]
IPO offering price | $ / shares					$ 17.00
Proceeds from offering | $	[1]			$ 473.4
Transaction Costs | $		$ 0.7
Matching Share Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of common shares from the company share reserve		31,676		31,676
Issuance of IPO , shares		31,676		31,676
Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Common shares outstanding				194,695,832			26,154,998
Issuance of common shares from the company share reserve				91,152,556
IPO offering price | $ / shares				$ 0.10
Issuance of IPO , shares				91,152,556
Preference shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of common shares from the company share reserve				929,369,619
IPO offering price | $ / shares				$ 0.10
Percentage of preferred stock dividend				12.00%
Issuance of IPO , shares				929,369,619
IPO [member] | XNYS
Disclosure of non-adjusting events after reporting period [line items]
Issuance of common shares from the company share reserve				29,268,000	29,268,000
Issuance of IPO , shares				29,268,000	29,268,000
Proceeds from offering | $				$ 472.7
Transaction Costs | $				$ 30.5
IPO [member] | Atotech Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of common shares from the company share reserve				74,243,600
IPO offering price | $ / shares						$ 17.00
Entity Listing, Depository Receipt Ratio				0.0799
Issuance of IPO , shares				74,243,600
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of preferred stock dividend				12.00%
Major ordinary share transactions [member] | Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Common shares outstanding			91,152,556
Major ordinary share transactions [member] | IPO [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued during the period new issues			64,997,558
Shares issuance ratio			2.4851

[1]	The notes are an integral part of these consolidated financial statements.